Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Total
	(In $ millions)
As of December 31, 2010
Goodwill	299	249	35	191	774
Accumulated impairment losses	—	—	—	—	—
Net book value	299	249	35	191	774
Acquisitions (Note 4)	—	—	1	—	1
Exchange rate changes	(5)	(3)	(1)	(6)	(15)
As of December 31, 2011
Goodwill	294	246	35	185	760
Accumulated impairment losses	—	—	—	—	—
Net book value	294	246	35	185	760
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	3	3	—	4	10
As of December 31, 2012
Goodwill	297	249	42	189	777
Accumulated impairment losses	—	—	—	—	—
Net book value	297	249	42	189	777

Schedule of Finite-Lived Intangible Assets, Net
Finite-lived intangibles are as follows:

	Licenses	Customer- Related Intangible Assets	Developed Technology	Covenants Not to Compete and Other	Total
	(In $ millions)
Gross Asset Value
As of December 31, 2010	30	526	20	25	601
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	2	(13)	—	(1)	(12)
As of December 31, 2011	32	513	27	24	596
Acquisitions (Note 4)	—	4	3	8	15	(1)
Exchange rate changes	—	8	—	—	8
As of December 31, 2012	32	525	30	32	619
Accumulated Amortization
As of December 31, 2010	(10)	(395)	(11)	(14)	(430)
Amortization	(3)	(52)	(3)	(4)	(62)
Exchange rate changes	—	14	—	—	14
As of December 31, 2011	(13)	(433)	(14)	(18)	(478)
Amortization	(3)	(40)	(3)	(5)	(51)
Exchange rate changes	—	(7)	—	—	(7)
As of December 31, 2012	(16)	(480)	(17)	(23)	(536)
Net book value	16	45	13	9	83
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(1)	Weighted average amortization period of intangible assets acquired was 8 years.

Schedule of Indefinite-Lived Intangible Assets, Net
Indefinite-lived intangibles are as follows:

Trademarks and Trade Names
(In $ millions)
Gross Asset Value
As of December 31, 2010	81
Acquisitions (Note 4)	—
Exchange rate changes	(2)
As of December 31, 2011	79
Acquisitions (Note 4)	2
Exchange rate changes	1
As of December 31, 2012	82

Schedule of Estimated Amortization Expense	Estimated amortization expense for the succeeding five fiscal years is as follows:

(In $ millions)
2013	32
2014	21
2015	10
2016	7
2017	6